Income Taxes - Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Federal statutory rate percentage	34.00%	34.00%